RGI-Q1

Quarterly Report
November 30, 2025
MFS®  Core Equity Fund

Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 3.2%
BWX Technologies, Inc.	77,956	$13,944,769
Curtiss-Wright Corp.	40,039	22,593,607
General Dynamics Corp.	59,772	20,419,908
General Electric Co.	139,480	41,627,806
Howmet Aerospace, Inc.	143,184	29,294,015
Leidos Holdings, Inc.	226,994	43,378,554
RTX Corp.	231,836	40,550,435
		$211,809,094
Apparel Manufacturers – 0.2%
Amer Sports, Inc. (a)	235,413	$8,740,885
Columbia Sportswear Co.	72,515	3,894,780
Wolverine World Wide, Inc.	214,594	3,478,569
		$16,114,234
Automotive – 1.1%
Aptiv PLC (a)	532,988	$41,333,219
Goodyear Tire & Rubber Co. (a)	1,810,179	15,676,150
LKQ Corp.	434,123	12,889,112
		$69,898,481
Biotechnology – 1.5%
Gilead Sciences, Inc.	665,495	$83,745,891
Illumina, Inc. (a)	129,669	17,044,990
		$100,790,881
Broadcasting – 1.3%
Omnicom Group, Inc.	96,001	$6,875,591
Spotify Technology S.A. (a)	79,825	47,804,798
Walt Disney Co.	322,266	33,667,129
		$88,347,518
Brokerage & Asset Managers – 2.0%
Bullish (a)(l)	45,336	$1,977,556
Charles Schwab Corp.	410,642	38,078,833
CME Group, Inc.	100,025	28,153,037
KKR & Co., Inc.	302,689	37,021,892
Raymond James Financial, Inc.	90,199	14,119,751
TPG, Inc.	245,565	14,507,980
		$133,859,049
Business Services – 2.8%
Accenture PLC, “A”	137,980	$34,495,000
Fidelity National Information Services, Inc.	215,012	14,141,339
TransUnion	858,586	73,022,739
TriNet Group, Inc.	873,121	51,164,891
Verisk Analytics, Inc., “A”	67,687	15,234,313
		$188,058,282
Computer Software – 11.1%
Atlassian Corp. (a)	46,784	$6,995,144
Autodesk, Inc. (a)	148,000	44,894,320
Cadence Design Systems, Inc. (a)	199,078	62,080,484
Guidewire Software, Inc. (a)	167,561	36,189,825
HubSpot, Inc. (a)	73,127	26,861,010
Intuit, Inc.	83,899	53,198,678

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Microsoft Corp.	833,837	$410,256,142
MongoDB, Inc. (a)	74,126	24,637,259
Netskope, Inc., “A” (a)	390,356	7,174,743
Okta, Inc. (a)	217,259	17,452,415
SentinelOne, Inc., “A” (a)	511,387	8,289,583
Tyler Technologies, Inc. (a)	64,292	30,192,809
Vertex, Inc., “A” (a)	665,647	13,093,276
		$741,315,688
Computer Software - Systems – 6.4%
Apple, Inc. (s)	1,246,981	$347,720,652
Arista Networks, Inc. (a)	210,136	27,460,572
Block, Inc., “A” (a)	133,513	8,918,668
Insight Enterprises, Inc. (a)	259,828	22,493,310
Seagate Technology Holdings PLC	64,095	17,734,446
		$424,327,648
Construction – 1.6%
Allegion PLC	75,913	$12,603,835
CRH PLC	373,465	44,800,861
Ferguson Enterprises, Inc.	56,934	14,328,580
Pulte Homes, Inc.	137,424	17,478,959
Sherwin-Williams Co.	51,111	17,566,340
		$106,778,575
Consumer Products – 1.0%
Colgate-Palmolive Co.	226,740	$18,227,629
e.l.f. Beauty, Inc. (a)	113,253	8,626,481
Kenvue, Inc.	1,042,726	18,091,296
Procter & Gamble Co.	124,706	18,476,441
		$63,421,847
Consumer Services – 0.9%
Airbnb, Inc., “A” (a)	153,656	$17,976,215
Bright Horizons Family Solutions, Inc. (a)	93,020	9,558,735
Grand Canyon Education, Inc. (a)	38,175	6,021,725
Uber Technologies, Inc. (a)	333,311	29,178,045
		$62,734,720
Containers – 0.3%
Avery Dennison Corp.	48,760	$8,404,761
Smurfit Westrock PLC	249,860	8,917,504
		$17,322,265
Electrical Equipment – 2.4%
AMETEK, Inc.	153,536	$30,383,239
Amphenol Corp., “A”	296,360	41,757,124
Eaton Corp. PLC	76,466	26,448,825
Emerson Electric Co.	322,412	43,003,313
W.W. Grainger, Inc.	19,883	18,861,610
		$160,454,111
Electronics – 12.2%
Advanced Energy Industries, Inc.	62,540	$13,207,823
Analog Devices, Inc.	164,959	43,770,221
Broadcom, Inc.	647,619	260,964,552
Coherent Corp. (a)	44,687	7,340,287
KLA Corp.	42,410	49,851,683
Lam Research Corp.	461,251	71,955,156

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
MACOM Technology Solutions Holdings, Inc. (a)	62,860	$10,999,871
Monolithic Power Systems, Inc.	25,387	23,563,452
NVIDIA Corp.	1,736,323	307,329,171
NXP Semiconductors N.V.	124,461	24,262,427
		$813,244,643
Energy - Independent – 1.1%
ConocoPhillips	381,699	$33,852,884
EQT Corp.	207,230	12,612,018
Permian Resources Corp.	641,409	9,294,017
Phillips 66	61,797	8,463,717
Valero Energy Corp.	54,857	9,696,523
		$73,919,159
Energy - Integrated – 1.1%
Exxon Mobil Corp.	642,937	$74,529,257
Energy - Renewables – 0.4%
First Solar, Inc. (a)	35,505	$9,690,025
GE Vernova, Inc.	32,025	19,207,634
		$28,897,659
Engineering - Construction – 1.3%
APi Group, Inc. (a)	341,891	$13,525,208
Jacobs Solutions, Inc.	212,728	28,677,862
Legence Corp., “A” (a)	627,393	28,847,530
MYR Group, Inc. (a)	76,978	17,267,705
		$88,318,305
Entertainment – 0.1%
Live Nation Entertainment, Inc. (a)	59,344	$7,800,769
Food & Beverages – 1.4%
Celsius Holdings, Inc. (a)	136,056	$5,570,133
Coca-Cola Europacific Partners PLC	206,940	18,974,328
Mondelez International, Inc.	422,346	24,314,459
PepsiCo, Inc.	312,447	46,473,367
		$95,332,287
Gaming & Lodging – 0.7%
DraftKings, Inc. (a)	202,504	$6,715,033
Hilton Worldwide Holdings, Inc.	96,041	27,374,566
Viking Holdings Ltd. (a)	201,398	13,449,358
		$47,538,957
Health Maintenance Organizations – 0.8%
Cigna Group	142,235	$39,438,921
Humana, Inc.	68,827	16,915,612
		$56,354,533
Insurance – 3.5%
Aon PLC	121,177	$42,886,964
Arthur J. Gallagher & Co.	112,501	27,857,498
Assurant, Inc.	50,104	11,431,729
Chubb Ltd.	143,485	42,497,387
Everest Group Ltd.	31,090	9,771,276
Lincoln National Corp.	412,159	16,956,221
Principal Financial Group, Inc.	176,925	15,006,779
Progressive Corp.	138,486	31,684,212

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Selective Insurance Group, Inc.	123,165	$9,675,842
Willis Towers Watson PLC	75,123	24,114,483
		$231,882,391
Interactive Media Services – 7.2%
Alphabet, Inc., “A” (s)	946,816	$303,151,547
Meta Platforms, Inc., “A”	263,450	170,702,427
Phoenix Educations Partners, Inc. (a)	111,700	3,765,407
		$477,619,381
Leisure & Toys – 0.4%
Brunswick Corp.	68,175	$4,507,049
Hasbro, Inc.	107,194	8,854,224
Take-Two Interactive Software, Inc. (a)	63,964	15,739,622
		$29,100,895
Machinery & Tools – 2.2%
Caterpillar, Inc.	98,037	$56,445,783
Crane Co.	68,425	12,538,881
Nordson Corp.	108,643	25,820,095
Pentair PLC	232,611	24,479,982
Trane Technologies PLC	65,398	27,563,949
		$146,848,690
Major Banks – 4.3%
JPMorgan Chase & Co.	450,405	$141,012,798
Morgan Stanley	285,055	48,362,431
PNC Financial Services Group, Inc.	269,431	51,385,880
Wells Fargo & Co.	566,820	48,661,497
		$289,422,606
Medical & Health Technology & Services – 0.5%
McKesson Corp.	29,101	$25,641,473
Option Care Health, Inc. (a)	310,757	9,664,543
		$35,306,016
Medical Equipment – 3.9%
Becton, Dickinson and Co.	248,665	$48,245,983
Bio-Techne Corp.	343,350	22,149,509
Boston Scientific Corp. (a)	322,803	32,790,329
Masimo Corp. (a)	69,696	9,926,801
Medtronic PLC	558,220	58,797,313
STERIS PLC	65,626	17,474,891
Waters Corp. (a)	174,505	70,398,807
		$259,783,633
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	124,781	$26,011,847
Network & Telecom – 0.3%
Motorola Solutions, Inc.	47,860	$17,692,885
Oil Services – 0.3%
Baker Hughes Co.	231,588	$11,625,717
TechnipFMC PLC	175,288	7,933,535
		$19,559,252

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.0%
Columbia Banking System, Inc.	361,772	$10,028,320
Hancock Whitney Corp.	171,542	10,393,730
Mastercard, Inc., “A”	170,192	93,695,802
Moody's Corp.	63,863	31,342,683
Northern Trust Corp.	66,583	8,745,011
Visa, Inc., “A”	128,938	43,122,024
		$197,327,570
Pharmaceuticals – 3.6%
AbbVie, Inc.	85,925	$19,565,122
Johnson & Johnson	604,940	125,174,185
Pfizer, Inc.	3,573,167	91,973,319
		$236,712,626
Pollution Control – 0.6%
GFL Environmental, Inc.	927,646	$42,180,064
Real Estate – 0.6%
Federal Realty Investment Trust, REIT	214,456	$21,173,241
NNN REIT, Inc.	428,513	17,719,012
		$38,892,253
Real Estate - Office – 0.1%
Highwoods Properties, Inc., REIT	291,733	$8,110,177
Real Estate - Storage – 0.4%
Extra Space Storage, Inc., REIT	68,868	$9,171,151
Rexford Industrial Realty, Inc., REIT	431,657	17,961,248
		$27,132,399
Restaurants – 1.0%
Aramark	1,180,500	$43,879,185
Starbucks Corp.	227,936	19,855,505
		$63,734,690
Specialty Chemicals – 0.4%
Air Products & Chemicals, Inc.	28,235	$7,370,747
Linde PLC	53,850	22,095,732
		$29,466,479
Specialty Stores – 7.1%
Amazon.com, Inc. (a)(s)	1,325,923	$309,231,762
BJ's Wholesale Club Holdings, Inc. (a)	526,189	46,951,844
Floor & Decor Holdings, Inc., “A” (a)	534,653	34,014,624
Ross Stores, Inc.	185,360	32,690,090
Tapestry, Inc.	118,476	12,947,057
TJX Cos., Inc.	38,449	5,841,172
Tractor Supply Co.	621,528	34,047,304
		$475,723,853
Telecom - Infrastructure – 0.6%
American Tower Corp., REIT	210,160	$38,095,703
Telecom Services – 0.8%
Charter Communications, Inc., “A” (a)	65,880	$13,183,906
T-Mobile USA, Inc.	179,389	37,494,095
		$50,678,001

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.6%
Philip Morris International, Inc.	233,258	$36,733,470
Utilities - Electric Power – 2.5%
Duke Energy Corp.	189,160	$23,444,490
Evergy, Inc.	156,646	12,163,562
Exelon Corp.	400,802	18,885,790
NextEra Energy, Inc.	246,732	21,290,504
PG&E Corp.	2,038,090	32,854,011
Sempra	210,373	19,926,531
Vistra Corp.	111,899	20,014,255
Xcel Energy, Inc.	191,106	15,691,714
		$164,270,857
Total Common Stocks		$6,613,453,700
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.01% (v)	50,079,907	$50,089,923
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.93% (j)	1,793,750	$1,793,750

Other Assets, Less Liabilities – 0.1%		4,286,082
Net Assets – 100.0%		$6,669,623,455

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $50,089,923 and
$6,615,247,450, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At November 30, 2025, the fund had cash collateral of $5,061 and other liquid securities with an aggregate value of $545,180.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,613,453,700	$—	$—	$6,613,453,700
Investment Companies	51,883,673	—	—	51,883,673
Total	$6,665,337,373	$—	$—	$6,665,337,373
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended November 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$20,271,018	$331,335,285	$301,521,382	$1,577	$3,425	$50,089,923

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$484,201	$—